Convertible Debt and Promissory Notes- ReShape - Schedule of Change in Fair Value of the Convertible Notes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Change in Fair Value of the Convertible Notes [Line Items]
Balance, beginning of the period
Borrowings	600,000
Interest Accrued	5,431
Change in fair value	(181,184)
Total	$ 424,247